Regulatory Matters - Summary of Actual Capital Amounts and Ratios of Company and Bank (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets), actual amount	$ 53,268	$ 49,534
Tier I capital (to risk-weighted assets), actual amount	48,357	44,946
Tier I capital (to average assets), actual amount	48,357	44,946
Total capital (to risk-weighted assets), actual ratio	13.60%	13.30%
Tier I capital (to risk-weighted assets), actual ratio	12.30%	12.10%
Tier I capital (to average assets), actual ratio	8.20%	7.90%
Total capital (to risk-weighted assets), minimum required for capital adequacy purposes amount	31,416	29,707
Tier I capital (to risk-weighted assets), minimum required for capital adequacy purposes amount	15,708	14,854
Tier I capital (to average assets), minimum required for capital adequacy purposes amount	23,550	22,794
Total capital (to risk-weighted assets), minimum required for capital adequacy purposes ratio	8.00%	8.00%
Tier I capital (to risk-weighted assets), minimum required for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital (to average assets), minimum required for capital adequacy purposes ratio	4.00%	4.00%
Total capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action amount	39,270	37,134
Tier I capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action amount	23,562	22,280
Tier I capital (to average assets), minimum required to be well capitalized under prompt corrective action amount	29,438	28,493
Total capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action ratio	10.00%	10.00%
Tier I capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action ratio	6.00%	6.00%
Tier I capital (to average assets), minimum required to be well capitalized under prompt corrective action ratio	5.00%	5.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets), actual amount	52,458	48,940
Tier I capital (to risk-weighted assets), actual amount	47,558	44,352
Tier I capital (to average assets), actual amount	47,558	44,352
Total capital (to risk-weighted assets), actual ratio	13.40%	13.20%
Tier I capital (to risk-weighted assets), actual ratio	12.10%	12.00%
Tier I capital (to average assets), actual ratio	8.10%	7.80%
Total capital (to risk-weighted assets), minimum required for capital adequacy purposes amount	31,392	29,695
Tier I capital (to risk-weighted assets), minimum required for capital adequacy purposes amount	15,696	14,847
Tier I capital (to average assets), minimum required for capital adequacy purposes amount	23,544	22,788
Total capital (to risk-weighted assets), minimum required for capital adequacy purposes ratio	8.00%	8.00%
Tier I capital (to risk-weighted assets), minimum required for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital (to average assets), minimum required for capital adequacy purposes ratio	4.00%	4.00%
Total capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action amount	39,240	37,118
Tier I capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action amount	23,544	22,271
Tier I capital (to average assets), minimum required to be well capitalized under prompt corrective action amount	$ 29,430	$ 28,485
Total capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action ratio	10.00%	10.00%
Tier I capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action ratio	6.00%	6.00%
Tier I capital (to average assets), minimum required to be well capitalized under prompt corrective action ratio	5.00%	5.00%